SEGMENT REPORTING (Company's Reportable Segments' Net Sales) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Net sales									$ 5,514	$ 5,533	$ 5,379
Earnings (losses) from continuing operations before income taxes									884	852	778
(Losses) earnings from discontinued operations, net of tax	(1)	(14)	(3)	(3)	1	(2)	(1)	1	(21)	(1)	6
Income from equity investees									13	12	11
Total assets	4,258				4,311				4,258	4,311
Capital expenditures									137	190	189
Depreciation and amortization									177	180	177
Share-based compensation									36	35	27
Cleaning [Member]
Segment Reporting Information [Line Items]
Net sales									1,776	1,783	1,692
Earnings (losses) from continuing operations before income taxes									428	420	381
(Losses) earnings from discontinued operations, net of tax									0	0	0
Income from equity investees									0	0	0
Total assets	887				905				887	905
Capital expenditures									37	57	63
Depreciation and amortization									49	52	45
Share-based compensation									11	10	13
Household [Member]
Segment Reporting Information [Line Items]
Net sales									1,709	1,693	1,676
Earnings (losses) from continuing operations before income taxes									326	336	298
(Losses) earnings from discontinued operations, net of tax									0	0	0
Income from equity investees									0	0	0
Total assets	745				799				745	799
Capital expenditures									53	72	79
Depreciation and amortization									67	69	73
Share-based compensation									9	9	12
Lifestyle [Member]
Segment Reporting Information [Line Items]
Net sales									936	929	901
Earnings (losses) from continuing operations before income taxes									258	259	265
(Losses) earnings from discontinued operations, net of tax									0	0	0
Income from equity investees									0	0	0
Total assets	869				878				869	878
Capital expenditures									11	19	18
Depreciation and amortization									19	19	18
Share-based compensation									5	5	6
International [Member]
Segment Reporting Information [Line Items]
Net sales									1,093	1,128	1,110
Earnings (losses) from continuing operations before income taxes									99	95	106
(Losses) earnings from discontinued operations, net of tax									(21)	(1)	6
Income from equity investees									13	12	11
Total assets	1,190				1,202				1,190	1,202
Capital expenditures									31	24	29
Depreciation and amortization									25	26	24
Share-based compensation									1	1	1
Corporate [Member]
Segment Reporting Information [Line Items]
Net sales									0	0	0
Earnings (losses) from continuing operations before income taxes									(227)	(258)	(272)
(Losses) earnings from discontinued operations, net of tax									0	0	0
Income from equity investees									0	0	0
Total assets	567				527				567	527
Capital expenditures									5	18	0
Depreciation and amortization									17	14	17
Share-based compensation									$ 10	$ 10	$ (5)